Quarterly Holdings Report
for

Fidelity® Sustainability Bond Index Fund

May 31, 2020

SBI-QTLY-0720
1.9887291.101

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.75% 6/1/31	$150,000	$151,035
4.65% 6/1/44	20,000	22,555
4.85% 7/15/45	68,000	77,877
5.15% 2/15/50	70,000	87,485
5.25% 3/1/37	264,000	322,515
5.7% 3/1/57	34,000	44,518
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	166,242
Verizon Communications, Inc.:
3.376% 2/15/25	130,000	144,132
4% 3/22/50	38,000	46,670
4.016% 12/3/29	200,000	235,649
5.5% 3/16/47	86,000	126,659
		1,425,337
Entertainment - 0.3%
The Walt Disney Co.:
2% 9/1/29	50,000	50,661
2.65% 1/13/31	50,000	53,322
3.6% 1/13/51	20,000	22,360
3.8% 3/22/30	80,000	93,130
4.7% 3/23/50	20,000	25,817
6.2% 12/15/34	105,000	150,732
		396,022
Media - 0.6%
Comcast Corp.:
1.95% 1/15/31	180,000	180,236
2.65% 2/1/30	100,000	106,595
3.4% 4/1/30	30,000	33,824
3.45% 2/1/50	100,000	110,802
3.75% 4/1/40	10,000	11,460
4.7% 10/15/48	140,000	182,886
Discovery Communications LLC:
3.625% 5/15/30	69,000	72,898
4.65% 5/15/50	70,000	74,414
5.3% 5/15/49	20,000	22,677
		795,792
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC:
4.125% 5/30/25	120,000	135,564
4.375% 5/30/28	25,000	29,257
5% 5/30/38	43,000	52,562
5.125% 6/19/59	60,000	74,866
5.25% 5/30/48	20,000	25,929
		318,178

TOTAL COMMUNICATION SERVICES		2,935,329

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.1%
Toyota Motor Corp. 2.358% 7/2/24	60,000	62,804
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	68,450
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
3.3% 7/1/25	11,000	12,151
3.5% 7/1/27	20,000	22,359
3.6% 7/1/30	35,000	39,607
3.7% 1/30/26	155,000	173,440
4.2% 4/1/50	18,000	21,294
Starbucks Corp.:
2.55% 11/15/30	100,000	102,143
3.8% 8/15/25	50,000	55,796
4.5% 11/15/48	32,000	37,190
		463,980
Multiline Retail - 0.0%
Target Corp. 3.9% 11/15/47	25,000	31,158
Specialty Retail - 0.3%
Lowe's Companies, Inc.:
3.1% 5/3/27	34,000	37,035
4.05% 5/3/47	62,000	71,046
4.5% 4/15/30	50,000	60,149
5.125% 4/15/50	20,000	26,923
The Home Depot, Inc.:
2.95% 6/15/29	60,000	66,629
4.5% 12/6/48	70,000	92,505
		354,287
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	13,945
2.85% 3/27/30	20,000	22,223
3.375% 3/27/50	20,000	23,123
		59,291

TOTAL CONSUMER DISCRETIONARY		1,039,970

CONSUMER STAPLES - 1.1%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	97,972
5.085% 5/25/48	60,000	77,813
PepsiCo, Inc.:
1.625% 5/1/30	83,000	83,808
2.375% 10/6/26	220,000	238,139
The Coca-Cola Co.:
1.45% 6/1/27	20,000	20,329
1.65% 6/1/30	10,000	10,006
2.5% 6/1/40	10,000	10,054
2.6% 6/1/50	10,000	9,844
2.75% 6/1/60	10,000	9,772
3.45% 3/25/30	60,000	69,619
4.2% 3/25/50	50,000	64,614
		691,970
Food & Staples Retailing - 0.0%
Kroger Co. 4.65% 1/15/48	30,000	37,117
Sysco Corp. 3.3% 2/15/50	50,000	42,610
		79,727
Food Products - 0.4%
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,526
3.95% 3/15/25	100,000	111,015
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	33,183
4.85% 11/1/28	55,000	66,070
5.4% 11/1/48	22,000	29,266
General Mills, Inc.:
2.6% 10/12/22	50,000	52,003
2.875% 4/15/30	13,000	13,975
H.J. Heinz Co. 3.95% 7/15/25	106,000	111,509
Tyson Foods, Inc.:
4% 3/1/26	40,000	45,187
5.1% 9/28/48	40,000	51,133
		521,867
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	7,000	7,994
Procter & Gamble Co.:
2.45% 3/25/25	31,000	33,634
3% 3/25/30	36,000	41,252
		82,880

TOTAL CONSUMER STAPLES		1,376,444

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co. 3.337% 12/15/27	150,000	155,720
Halliburton Co.:
2.92% 3/1/30	80,000	73,305
5% 11/15/45	86,000	84,856
		313,881
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.:
3.25% 4/15/22	72,000	69,175
4.375% 10/15/28	50,000	44,739
Chevron Corp.:
1.141% 5/11/23	30,000	30,559
1.554% 5/11/25	30,000	30,923
1.995% 5/11/27	30,000	31,320
2.236% 5/11/30	30,000	31,617
2.978% 5/11/40	30,000	32,098
3.078% 5/11/50	30,000	32,216
ConocoPhillips Co. 6.5% 2/1/39	95,000	136,269
Encana Corp. 6.5% 2/1/38	20,000	15,271
Equinor ASA 3.625% 9/10/28	70,000	79,206
Exxon Mobil Corp.:
2.019% 8/16/24	170,000	178,464
3.043% 3/1/26	80,000	88,640
3.452% 4/15/51	190,000	207,758
Kinder Morgan, Inc. 4.3% 3/1/28	183,000	204,197
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	88,979
MPLX LP:
4.5% 4/15/38	48,000	47,591
4.875% 12/1/24	152,000	163,069
4.9% 4/15/58	50,000	47,950
Noble Energy, Inc. 4.95% 8/15/47	74,000	63,228
ONEOK, Inc. 7.5% 9/1/23	119,000	133,446
The Williams Companies, Inc. 3.75% 6/15/27	26,000	27,654
Total Capital International SA 3.127% 5/29/50	80,000	80,829
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	20,000	21,283
3.95% 5/15/50 (a)	50,000	53,065
Valero Energy Corp. 3.4% 9/15/26	50,000	53,183
Williams Partners LP 4.3% 3/4/24	149,000	160,217
		2,152,946

TOTAL ENERGY		2,466,827

FINANCIALS - 10.3%
Banks - 5.5%
Bank of America Corp.:
3.004% 12/20/23 (b)	200,000	208,982
3.458% 3/15/25 (b)	120,000	129,024
3.55% 3/5/24 (b)	250,000	265,887
3.974% 2/7/30 (b)	35,000	39,751
4.083% 3/20/51 (b)	130,000	155,018
4.183% 11/25/27	95,000	106,567
4.271% 7/23/29 (b)	60,000	69,046
4.33% 3/15/50 (b)	50,000	61,781
Bank of Nova Scotia 4.5% 12/16/25	85,000	95,051
Barclays PLC:
2.852% 5/7/26 (b)	200,000	204,896
3.2% 8/10/21	200,000	203,959
3.932% 5/7/25 (b)	200,000	212,964
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	190,000	205,163
2.976% 11/5/30 (b)	290,000	301,496
3.142% 1/24/23 (b)	50,000	51,450
3.2% 10/21/26	191,000	204,373
4.65% 7/23/48	65,000	80,546
Fifth Third Bancorp 2.55% 5/5/27	100,000	103,757
HSBC Holdings PLC 4.292% 9/12/26 (b)	850,000	939,212
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	108,347
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	20,000	20,467
2.956% 5/13/31 (b)	50,000	51,475
3.559% 4/23/24 (b)	285,000	303,458
4.203% 7/23/29 (b)	30,000	34,310
4.452% 12/5/29 (b)	185,000	215,949
4.493% 3/24/31 (b)	200,000	237,537
4.95% 6/1/45	92,000	119,135
Lloyds Banking Group PLC 4.45% 5/8/25	200,000	222,723
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	209,623
3.455% 3/2/23	260,000	274,446
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (b)	200,000	202,623
Oesterreichische Kontrollbank 2.875% 9/7/21	20,000	20,644
PNC Financial Services Group, Inc. 2.2% 11/1/24	80,000	83,869
Royal Bank of Canada 2.55% 7/16/24	100,000	105,454
Royal Bank of Scotland Group PLC 3.875% 9/12/23	200,000	211,779
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	200,000	206,784
3.936% 10/16/23	120,000	130,026
U.S. Bancorp 3.9% 4/26/28	94,000	110,371
Westpac Banking Corp. 4.11% 7/24/34 (b)	200,000	215,079
		6,723,022
Capital Markets - 1.7%
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	100,932
3.7% 5/30/24	100,000	100,823
4.25% 10/14/21	148,000	150,147
Goldman Sachs Group, Inc.:
3.691% 6/5/28 (b)	260,000	284,131
4.411% 4/23/39 (b)	90,000	103,393
6.75% 10/1/37	180,000	248,924
Intercontinental Exchange, Inc. 3.75% 9/21/28	20,000	22,836
Morgan Stanley:
2.699% 1/22/31 (b)	360,000	370,430
3.625% 1/20/27	268,000	297,183
3.737% 4/24/24 (b)	200,000	213,523
5.597% 3/24/51 (b)	50,000	72,501
Northern Trust Corp. 1.95% 5/1/30	50,000	51,329
		2,016,152
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25	150,000	127,160
Ally Financial, Inc. 5.8% 5/1/25	50,000	54,661
American Express Co.:
2.5% 7/30/24	124,000	131,008
3.4% 2/22/24	80,000	86,650
Discover Financial Services:
3.85% 11/21/22	141,000	146,032
4.5% 1/30/26	102,000	109,241
John Deere Capital Corp.:
3.35% 6/12/24	140,000	153,251
3.45% 3/7/29	60,000	68,759
		876,762
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	107,307
5% 4/20/48	16,000	16,464
BP Capital Markets America, Inc.:
3.216% 11/28/23	120,000	128,395
3.224% 4/14/24	100,000	107,639
3.796% 9/21/25	50,000	55,782
Brixmor Operating Partnership LP 4.125% 5/15/29	9,000	8,692
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	31,352
2.6% 11/15/29	20,000	21,024
3.4% 11/15/49	20,000	22,212
Export Development Canada 2.625% 2/21/24	100,000	108,144
KfW:
2.375% 12/29/22	863,000	908,735
2.625% 2/28/24	230,000	249,163
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	32,810
		1,797,719
Insurance - 0.9%
ACE INA Holdings, Inc. 3.35% 5/3/26	144,000	160,617
American International Group, Inc.:
4.5% 7/16/44	127,000	142,579
5.75% 4/1/48 (b)	60,000	60,905
Aon PLC 4.75% 5/15/45	68,000	84,200
Hartford Financial Services Group, Inc. 2.8% 8/19/29	70,000	71,343
Lincoln National Corp. 3.8% 3/1/28	76,000	80,867
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	43,974
MetLife, Inc.:
4.125% 8/13/42	60,000	68,754
4.55% 3/23/30	200,000	247,054
Progressive Corp. 4.2% 3/15/48	10,000	12,915
Prudential Financial, Inc. 4.35% 2/25/50	70,000	79,921
		1,053,129

TOTAL FINANCIALS		12,466,784

HEALTH CARE - 2.6%
Biotechnology - 0.7%
AbbVie, Inc.:
2.6% 11/21/24 (a)	10,000	10,503
2.95% 11/21/26 (a)	10,000	10,722
3.2% 11/21/29 (a)	20,000	21,429
3.6% 5/14/25	180,000	198,591
4.05% 11/21/39 (a)	10,000	11,221
4.25% 11/21/49 (a)	10,000	11,457
4.7% 5/14/45	50,000	59,700
4.875% 11/14/48	120,000	147,980
Amgen, Inc.:
3.375% 2/21/50	30,000	31,761
4.4% 5/1/45	90,000	110,431
Gilead Sciences, Inc. 3.65% 3/1/26	175,000	198,812
		812,607
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3.363% 6/6/24	54,000	58,233
Medtronic, Inc. 4.375% 3/15/35	157,000	200,115
		258,348
Health Care Providers & Services - 0.9%
Aetna, Inc. 4.75% 3/15/44	40,000	48,073
Anthem, Inc.:
3.7% 9/15/49	10,000	11,166
4.101% 3/1/28	100,000	115,962
Cigna Corp.:
3.75% 7/15/23	16,000	17,408
4.125% 11/15/25	12,000	13,673
4.375% 10/15/28	20,000	23,472
4.8% 8/15/38	69,000	86,062
4.8% 7/15/46 (a)	60,000	75,014
4.9% 12/15/48	19,000	25,056
CVS Health Corp.:
4.3% 3/25/28	150,000	171,035
4.78% 3/25/38	42,000	51,139
5.05% 3/25/48	60,000	77,031
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	25,364
2% 5/15/30	80,000	82,378
2.375% 8/15/24	50,000	53,169
2.9% 5/15/50	36,000	37,393
3.7% 8/15/49	20,000	23,589
6.875% 2/15/38	94,000	147,884
		1,084,868
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	161,403
Pharmaceuticals - 0.7%
AstraZeneca PLC 4.375% 8/17/48	66,000	86,655
Bristol-Myers Squibb Co.:
3.25% 2/20/23 (a)	130,000	138,781
3.4% 7/26/29 (a)	50,000	57,175
4.125% 6/15/39 (a)	50,000	63,297
4.55% 2/20/48 (a)	70,000	93,612
Eli Lilly & Co. 2.25% 5/15/50	70,000	65,869
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	150,000	161,716
Merck & Co., Inc. 2.9% 3/7/24	150,000	162,442
		829,547

TOTAL HEALTH CARE		3,146,773

INDUSTRIALS - 1.5%
Air Freight & Logistics - 0.3%
FedEx Corp.:
3.25% 4/1/26	152,000	164,461
4.95% 10/17/48	78,000	85,718
United Parcel Service, Inc. 3.75% 11/15/47	58,000	66,193
		316,372
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 3.2% 6/15/26	50,000	54,755
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	137,000	143,314
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	91,043
2.65% 4/15/25	8,000	8,635
3.05% 4/15/30	7,000	7,811
3.7% 4/15/50	8,000	9,647
		117,136
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.4% 8/9/26	140,000	147,202
Caterpillar, Inc. 3.25% 9/19/49	50,000	55,247
Deere & Co. 2.875% 9/7/49	80,000	83,040
Parker Hannifin Corp. 2.7% 6/14/24	60,000	62,792
		348,281
Road & Rail - 0.6%
Burlington Northern Santa Fe LLC 3.05% 2/15/51	130,000	134,814
Canadian National Railway Co.:
2.45% 5/1/50	40,000	38,628
2.75% 3/1/26	141,000	152,402
CSX Corp. 4.5% 3/15/49	70,000	88,852
Norfolk Southern Corp. 2.9% 6/15/26	100,000	109,551
Union Pacific Corp.:
3.839% 3/20/60	132,000	150,177
3.95% 9/10/28	25,000	29,005
		703,429
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.75% 2/1/22	138,000	131,628
4.625% 10/1/28	52,000	46,891
		178,519

TOTAL INDUSTRIALS		1,861,806

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.2%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	194,235
Electronic Equipment & Components - 0.5%
Corning, Inc. 5.35% 11/15/48	20,000	25,057
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	144,000	149,632
4.42% 6/15/21 (a)	156,000	158,926
4.9% 10/1/26 (a)	30,000	32,418
5.3% 10/1/29 (a)	80,000	86,974
8.1% 7/15/36 (a)	40,000	48,452
8.35% 7/15/46 (a)	134,000	169,854
		671,313
IT Services - 0.7%
Fiserv, Inc.:
3.5% 7/1/29	40,000	44,144
4.4% 7/1/49	120,000	145,642
IBM Corp.:
2.95% 5/15/50	100,000	100,694
3.45% 2/19/26	166,000	185,882
MasterCard, Inc.:
3.3% 3/26/27	13,000	14,741
3.35% 3/26/30	18,000	20,835
3.85% 3/26/50	15,000	19,016
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	20,484
2.3% 6/1/30	50,000	51,609
The Western Union Co. 2.85% 1/10/25	20,000	20,639
Visa, Inc.:
1.9% 4/15/27	43,000	45,008
2.05% 4/15/30	70,000	73,239
2.7% 4/15/40	50,000	53,015
		794,948
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	26,000	33,665
Intel Corp.:
2.45% 11/15/29	50,000	53,581
3.7% 7/29/25	140,000	159,291
Lam Research Corp. 2.875% 6/15/50	50,000	50,631
		297,168
Software - 0.7%
Microsoft Corp. 3.7% 8/8/46	276,000	344,391
Oracle Corp.:
2.5% 4/1/25	60,000	63,774
2.65% 7/15/26	242,000	262,102
2.95% 4/1/30	80,000	87,778
3.6% 4/1/50	70,000	77,984
		836,029
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.7% 9/11/22	120,000	123,747
2.95% 9/11/49	90,000	97,222
3.85% 5/4/43	177,000	217,848
Xerox Corp. 4.5% 5/15/21	131,000	131,377
		570,194

TOTAL INFORMATION TECHNOLOGY		3,363,887

MATERIALS - 1.0%
Chemicals - 0.9%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	51,341
2.05% 5/15/30	20,000	20,739
2.8% 5/15/50	20,000	20,923
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	21,749
4.725% 11/15/28	20,000	23,758
LYB International Finance BV 4% 7/15/23	135,000	142,894
LYB International Finance II BV 3.5% 3/2/27	90,000	96,268
Nutrien Ltd.:
4.2% 4/1/29	6,000	6,823
5% 4/1/49	11,000	13,533
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	329,645
4.5% 6/1/47	54,000	64,228
The Dow Chemical Co.:
3.15% 5/15/24	30,000	31,461
4.8% 5/15/49	40,000	46,779
5.55% 11/30/48	30,000	38,149
The Mosaic Co. 4.25% 11/15/23	131,000	134,742
		1,043,032
Containers & Packaging - 0.0%
International Paper Co. 4.35% 8/15/48	30,000	34,181
Metals & Mining - 0.1%
Newmont Corp. 5.45% 6/9/44	50,000	66,035

TOTAL MATERIALS		1,143,248

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Crown Castle International Corp. 3.15% 7/15/23	100,000	106,188
ERP Operating LP 4.5% 7/1/44	50,000	62,301
Kimco Realty Corp. 2.8% 10/1/26	150,000	144,864
Simon Property Group LP:
2.75% 6/1/23	75,000	75,525
3.375% 12/1/27	75,000	73,700
Ventas Realty LP 4.875% 4/15/49	80,000	76,263
Welltower, Inc. 3.95% 9/1/23	162,000	169,218
		708,059
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	28,983

TOTAL REAL ESTATE		737,042

UTILITIES - 0.7%
Electric Utilities - 0.4%
Eversource Energy 2.9% 10/1/24	70,000	74,836
Interstate Power and Light Co. 2.3% 6/1/30	27,000	27,256
Northern States Power Co. 2.9% 3/1/50	110,000	115,901
PPL Capital Funding, Inc.:
3.1% 5/15/26	80,000	85,264
4% 9/15/47	30,000	31,808
PPL Electric Utilities Corp. 3% 10/1/49	30,000	31,423
Tampa Electric Co. 4.45% 6/15/49	35,000	44,220
		410,708
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 3.85% 2/1/24	65,000	70,217
Consolidated Edison Co. of New York, Inc. 3.875% 6/15/47	44,000	49,540
NiSource, Inc. 3.95% 3/30/48	52,000	58,471
Puget Energy, Inc. 4.1% 6/15/30 (a)	67,000	70,981
Sempra Energy:
3.4% 2/1/28	26,000	27,862
3.8% 2/1/38	30,000	32,153
4% 2/1/48	86,000	96,250
		405,474

TOTAL UTILITIES		816,182

TOTAL NONCONVERTIBLE BONDS
(Cost $29,131,044)		31,354,292

U.S. Government and Government Agency Obligations - 41.6%
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.625% 4/22/25	$82,000	$82,431
1.625% 10/15/24	70,000	73,543
1.75% 7/2/24	220,000	232,258
2.875% 9/12/23	150,000	162,736
Federal Home Loan Bank:
0.5% 4/14/25	105,000	105,081
1.5% 8/15/24	50,000	52,348
2.5% 2/13/24	80,000	86,225
2.625% 10/1/20	300,000	302,446
3.25% 11/16/28	10,000	11,904
Freddie Mac:
1.5% 2/12/25	120,000	125,518
2.375% 1/13/22	253,000	261,880

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,496,370

U.S. Treasury Obligations - 40.4%
U.S. Treasury Bonds:
1.25% 5/15/50	76,000	72,841
2% 2/15/50	350,000	400,107
2.25% 8/15/46	6,000	7,099
2.25% 8/15/49	316,000	379,052
2.375% 11/15/49	1,000	1,232
2.5% 2/15/45	410,000	504,572
2.5% 2/15/46	89,000	109,964
2.5% 5/15/46	83,000	102,680
2.75% 8/15/42	41,000	52,317
2.75% 11/15/42	4,000	5,103
2.75% 11/15/47	23,000	30,032
2.875% 5/15/43	218,000	284,030
2.875% 8/15/45	133,000	174,937
2.875% 5/15/49	12,000	16,194
3% 5/15/42	13,000	17,259
3% 11/15/44	667,000	891,357
3% 5/15/45	1,528,000	2,047,699
3% 11/15/45	409,000	550,153
3% 5/15/47	87,000	118,344
3% 2/15/48	271,000	370,275
3% 8/15/48	28,000	38,426
3% 2/15/49	20,000	27,543
3.125% 11/15/41	75,000	101,229
3.125% 2/15/43	185,000	250,111
3.125% 8/15/44	948,000	1,290,428
3.125% 5/15/48	57,000	79,720
3.375% 5/15/44	198,000	279,443
3.375% 11/15/48	32,000	46,923
3.625% 8/15/43	332,000	483,695
3.625% 2/15/44	136,000	198,735
3.75% 8/15/41	48,000	70,506
3.75% 11/15/43	597,000	886,895
3.875% 8/15/40	20,000	29,756
4.375% 11/15/39	24,000	37,719
4.375% 5/15/40	45,000	71,088
4.5% 2/15/36	156,000	238,826
4.5% 5/15/38	95,000	149,710
5% 5/15/37	10,000	16,410
U.S. Treasury Notes:
0.125% 4/30/22	1,000,000	999,453
0.375% 3/31/22	1,534,000	1,539,753
0.375% 4/30/25	477,000	478,621
0.5% 3/31/25	729,000	735,920
0.625% 3/31/27	677,000	683,162
0.625% 5/15/30	495,000	493,608
1.125% 7/31/21	29,000	29,312
1.125% 9/30/21	209,000	211,596
1.125% 2/28/22	317,000	322,263
1.125% 2/28/25	942,000	979,422
1.125% 2/28/27	54,000	56,308
1.25% 3/31/21	173,000	174,507
1.25% 8/31/24	511,000	532,358
1.375% 8/31/20	35,000	35,108
1.375% 9/15/20	14,000	14,046
1.375% 9/30/20	11,000	11,042
1.375% 1/31/22	1,593,000	1,624,673
1.375% 2/15/23	479,000	494,474
1.375% 1/31/25	956,000	1,003,912
1.375% 8/31/26	476,000	503,240
1.5% 8/31/21	897,000	911,541
1.5% 9/30/21	949,000	965,496
1.5% 10/31/21	913,000	929,940
1.5% 11/30/21	1,319,000	1,344,968
1.5% 8/15/22	299,000	307,736
1.5% 9/15/22	69,000	71,092
1.5% 9/30/24	905,000	952,972
1.5% 10/31/24	556,000	585,885
1.5% 11/30/24	573,000	604,470
1.5% 8/15/26	574,000	611,041
1.5% 1/31/27	431,000	459,924
1.5% 2/15/30	145,000	156,736
1.625% 6/30/21	24,000	24,368
1.625% 12/31/21	944,000	965,461
1.625% 8/31/22	180,000	185,836
1.625% 11/15/22	379,000	392,413
1.625% 12/15/22	243,000	251,923
1.625% 10/31/26	215,000	230,856
1.625% 11/30/26	136,000	146,110
1.625% 8/15/29	45,000	49,096
1.75% 11/15/20	223,000	224,568
1.75% 7/31/21	422,000	429,649
1.75% 6/15/22	173,000	178,582
1.75% 7/15/22	551,000	569,359
1.75% 6/30/24	251,000	266,276
1.75% 7/31/24	661,000	701,822
1.75% 12/31/24	707,000	754,115
1.75% 12/31/26	188,000	203,605
1.75% 11/15/29	85,000	93,825
1.875% 7/31/22	90,000	93,294
1.875% 6/30/26	88,000	95,635
1.875% 7/31/26	238,000	258,806
2% 10/31/22	7,000	7,307
2% 5/31/24	108,000	115,522
2% 11/15/26	110,000	120,746
2.125% 5/31/21	281,000	286,368
2.125% 5/15/22	168,000	174,392
2.125% 12/31/22	140,000	146,995
2.125% 3/31/24	269,000	288,345
2.25% 3/31/21	84,000	85,434
2.25% 4/15/22	255,000	264,851
2.25% 4/30/24	309,000	333,141
2.25% 3/31/26	92,000	101,764
2.25% 2/15/27	134,000	149,703
2.25% 8/15/27	535,000	601,248
2.25% 11/15/27	100,000	112,684
2.375% 4/15/21	10,000	10,190
2.375% 3/15/22	234,000	243,195
2.375% 2/29/24	867,000	936,258
2.375% 5/15/27	22,000	24,840
2.375% 5/15/29	276,000	318,640
2.5% 6/30/20	1,000	1,002
2.5% 12/31/20	54,000	54,724
2.5% 2/28/21	141,000	143,429
2.5% 1/15/22	743,000	770,921
2.5% 2/15/22	636,000	661,142
2.5% 3/31/23	163,000	173,627
2.5% 1/31/24	495,000	535,992
2.625% 8/31/20	16,000	16,099
2.625% 5/15/21	138,000	141,175
2.625% 7/15/21	35,000	35,946
2.625% 12/15/21	470,000	487,607
2.625% 6/30/23	10,000	10,744
2.625% 12/31/23	800,000	868,469
2.625% 12/31/25	5,000	5,619
2.625% 2/15/29	57,000	66,844
2.75% 9/30/20	16,000	16,134
2.75% 5/31/23	142,000	152,811
2.75% 7/31/23	232,000	250,651
2.75% 8/31/23	85,000	91,993
2.75% 6/30/25	82,000	91,984
2.75% 2/15/28	492,000	574,448
2.875% 10/31/20	28,000	28,308
2.875% 10/15/21	222,000	230,195
2.875% 11/15/21	157,000	163,127
2.875% 9/30/23	177,000	192,653
2.875% 10/31/23	712,000	776,497
2.875% 11/30/23	244,000	266,580
2.875% 5/31/25	10,000	11,267
2.875% 11/30/25	31,000	35,216
2.875% 5/15/28	323,000	381,607
2.875% 8/15/28	889,000	1,053,986
3% 10/31/25	74,000	84,441
3.125% 11/15/28	770,000	932,001

TOTAL U.S. TREASURY OBLIGATIONS		49,001,450

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $46,944,556)		50,497,820

U.S. Government Agency - Mortgage Securities - 27.3%
Fannie Mae - 10.0%
2.5% 5/1/23 to 1/1/50	1,204,262	1,258,706
3% 8/1/32 to 4/1/50	4,263,324	4,526,394
4% 6/1/34 to 10/1/49	2,464,149	2,638,300
4.5% 1/1/48 to 3/1/49	1,014,273	1,095,483
5% 4/1/25 to 3/1/49	272,965	298,669
5.5% 1/1/49	222,620	246,449
3.5% 6/1/21 to 7/1/49	1,946,354	2,076,827

TOTAL FANNIE MAE		12,140,828

Freddie Mac - 5.1%
2.5% 8/1/23 to 6/1/50	662,407	689,971
3% 11/1/26 to 4/1/50	963,238	1,020,450
3.5% 2/1/34 to 9/1/49	2,435,900	2,579,024
4% 10/1/34 to 8/1/49	1,338,509	1,437,880
4.5% 9/1/48 to 5/1/49	272,206	293,891
5% 2/1/49 to 10/1/49	105,030	114,520

TOTAL FREDDIE MAC		6,135,736

Ginnie Mae - 7.1%
2.5% 3/20/50	199,980	210,557
2.5% 6/1/50 (d)	200,000	210,400
3% 7/20/42 to 3/20/50	2,479,899	2,631,724
3% 6/1/50 (d)	200,000	211,722
3.5% 2/20/46 to 12/20/49	2,329,282	2,485,534
3.5% 6/1/50 (d)	300,000	317,921
3.5% 6/1/50 (d)	100,000	105,974
4% 4/20/47 to 2/20/50	1,363,349	1,459,340
4.5% 8/20/48 to 5/20/49	628,124	678,282
5% 12/20/47 to 3/20/49	204,543	223,989
5.5% 12/20/48	55,012	60,101

TOTAL GINNIE MAE		8,595,544

Uniform Mortgage Backed Securities - 5.1%
2.5% 6/1/35 (d)	50,000	52,316
2.5% 6/1/35 (d)	50,000	52,316
2.5% 6/1/35 (d)	100,000	104,633
2.5% 6/1/35 (d)	50,000	52,316
2.5% 6/1/35 (d)	100,000	104,633
2.5% 6/1/50 (d)	500,000	518,652
3% 6/1/35 (d)	200,000	210,766
3% 6/1/50 (d)	1,200,000	1,262,250
3% 6/1/50 (d)	275,000	289,266
3% 6/1/50 (d)	300,000	315,563
3% 7/1/50 (d)	600,000	629,695
3.5% 6/1/50 (d)	800,000	844,031
3.5% 6/1/50 (d)	550,000	580,272
3.5% 6/1/50 (d)	300,000	316,512
4% 6/1/50 (d)	100,000	106,430
4% 6/1/50 (d)	200,000	212,859
4.5% 6/1/50 (d)	200,000	216,031
4.5% 6/1/50 (d)	300,000	324,047

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,192,588

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $31,990,770)		33,064,696

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$20,000	$20,422
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	15,050
TOTAL ASSET-BACKED SECURITIES
(Cost $34,990)		35,472

Commercial Mortgage Securities - 1.4%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	106,651
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	84,400
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	54,598
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	68,988
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,876	123,750
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	79,189
Class A5, 3.0161% 9/15/52	75,000	80,692
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	217,540
Series K057 Class A2, 2.57% 7/25/26	80,000	86,955
Series K080 Class A2, 3.926% 7/25/28	60,000	71,413
Series K-1510 Class A2, 3.718% 1/25/31	41,000	48,077
Series K068 Class A2, 3.244% 8/25/27	70,000	79,362
Series K094 Class A2, 2.903% 6/25/29	110,000	124,223
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	107,679
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	107,233
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	31,565
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	80,147
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	28,471
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	75,391
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,542,857)		1,656,324

Municipal Securities - 0.2%
California Gen. Oblig. Series 2009, 7.55% 4/1/39	60,000	103,471
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	85,000	81,966
TOTAL MUNICIPAL SECURITIES
(Cost $168,799)		185,437

Foreign Government and Government Agency Obligations - 2.2%
Alberta Province 2.95% 1/23/24	$110,000	$118,590
Chilean Republic 3.25% 9/14/21	134,000	138,313
Colombian Republic 4.5% 3/15/29	200,000	220,125
Hungarian Republic:
5.375% 2/21/23	134,000	145,725
5.375% 3/25/24	32,000	36,200
Italian Republic 2.375% 10/17/24	200,000	199,285
Manitoba Province 2.6% 4/16/24	180,000	191,641
Ontario Province 2.3% 6/15/26	107,000	115,463
Panamanian Republic 4% 9/22/24	120,000	129,675
Peruvian Republic 7.35% 7/21/25	113,000	143,439
Polish Government:
3.25% 4/6/26	53,000	58,731
5% 3/23/22	136,000	145,690
Province of Quebec 2.375% 1/31/22	350,000	361,204
United Mexican States:
3.25% 4/16/30	200,000	196,800
3.75% 1/11/28	200,000	206,875
4% 10/2/23	128,000	135,320
Uruguay Republic 4.375% 1/23/31	128,116	146,092
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,567,728)		2,689,168

Supranational Obligations - 2.0%
Asian Development Bank:
2.5% 11/2/27	156,000	175,532
2.75% 3/17/23	540,000	575,656
European Investment Bank:
1.375% 5/15/23	320,000	329,741
2% 12/15/22	470,000	489,871
2.25% 6/24/24	50,000	53,708
2.875% 8/15/23	90,000	97,201
3.125% 12/14/23	90,000	98,645
Inter-American Development Bank:
1.75% 3/14/25	66,000	69,801
2.25% 6/18/29	30,000	33,492
3.125% 9/18/28	60,000	70,628
International Bank for Reconstruction & Development:
0.875% 5/14/30	67,000	66,645
1.5% 8/28/24	50,000	52,121
1.625% 1/15/25	63,000	66,180
1.875% 6/19/23	20,000	20,914
2.5% 3/19/24	120,000	129,535
2.75% 7/23/21	130,000	133,564
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,349,550)		2,463,234

Bank Notes - 0.2%
RBS Citizens NA 2.25% 4/28/25
(Cost $279,926)	279,000	284,672
TOTAL BANK NOTES
(Cost $279,926)		284,672
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.11% (e)
(Cost $5,939,500)	5,938,395	5,939,583
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $120,949,720)		128,170,698
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(6,919,005)
NET ASSETS - 100%		$121,251,693

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
3% 6/1/50 (Proceeds $631,031)	$(600,000)	$(631,125)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,284,796 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,045
Total	$18,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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